Clients and other receivable (Tables)	3 Months Ended
Mar. 31, 2018
Clients and other receivable [Abstract]
Clients and other receivable
Clients and other receivable as of March 31, 2018 and December 31, 2017, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2018	2017
	($ in thousands)
Trade receivables	181,474	186,728
Tax receivables	36,348	39,607
Prepayments	19,257	6,375
Other accounts receivable	11,332	11,739
Total	248,410	244,449